As filed with the Securities and Exchange Commission on September 28, 2006
                                     Investment Company Act File number 811-3522





                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q


                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


                        DAILY TAX FREE INCOME FUND, INC.
               (Exact name of registrant as specified in charter)


                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)


                                 ROSANNE HOLTZER
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2006

ITEM 1:  SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
July 31, 2006
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date     Coupon(b)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----      -----       ------     -------  --------
Put Bonds (c) (1.61%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,300,000   Clipper Tax Exempt Certificates Trust (Massachusetts Non-AMT) -
              Series 2001-4
              Insured by MBIA Insurance Corp.                                   09/07/06    3.45%    $ 2,300,000    VMIG-1
  3,170,000   Clipper Tax Exempt Certificates Trust (Texas Non-AMT) -
              Series 2001-3
              Insured by MBIA Insurance Corp.                                   09/07/06    3.45       3,170,000    VMIG-1
-----------                                                                                          -----------
  5,470,000   Total Put Bonds                                                                          5,470,000
-----------                                                                                          -----------

Tax Exempt Commercial Paper (5.20%)
------------------------------------------------------------------------------------------------------------------------------------
$ 6,000,000   Maryland Health & Higher Educational Facilities Authority RN
              (Johns Hopkins Hospital) - Series A                               09/12/06    3.58%    $ 6,000,000     P-1      A1+
  3,000,000   Maryland Health & Higher Educational Facilities Authority RN
              (Johns Hopkins Hospital) - Series B                               09/12/06    3.56       3,000,000     P-1      A1+
  2,030,000   Metropolitan Government of Nashville & Davidson County, TN
              Health & Educational Facilities Board (Vanderbilt University) -
              Series 2004A                                                      09/06/06    3.55       2,030,000     P-1      A1+
  3,700,000   San Antonio, TX Water System - Series A                           09/06/06    3.65       3,700,000     P-1      A1+
  2,920,000   Sunshine State Government Finance Commission RB - Series H
              (City of Orlando Program)                                         09/12/06    3.58       2,920,000     P-1      A1+
-----------                                                                                          -----------
 17,650,000   Total Tax Exempt Commercial Paper                                                       17,650,000
-----------                                                                                          -----------

Tax Exempt General Obligation Notes & Bonds (17.16%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,200,000   Belmont County, OH  BAN (d)                                       03/14/07    3.55%    $ 2,209,166
  1,000,000   Butler County, OH BAN (d)                                         09/21/06    3.65       1,001,166
  1,000,000   Cedarburg, WI School District TRAN (d)                            10/10/06    3.17       1,000,054
  3,000,000   Delavan Darien, WI School District TRAN (d)                       08/25/06    3.75       3,001,281
  1,500,000   Dublin City, WI Everest Area School District (d)                  08/28/06    2.95       1,500,322
  8,000,000   Dublin City, WI Everest Area School District 2006 TRAN (d)        08/27/07    3.92       8,000,640
  1,000,000   East Troy, WI Community School District (d)                       10/05/06    3.05       1,000,085
  7,000,000   Elkhart, IN Community Schools Tax Anticipation Time Warrants (d)  12/29/06    4.35       7,028,495
  1,055,000   Fairborn, OH Tax Increment RB
              (Commerce Boulevard Extension) - Series 2005
              LOC US Bank N.A.                                                  09/14/06    4.00       1,056,271    VMIG-1    A1+
  1,250,000   Florence County, WI School District TRAN (d)                      10/27/06    3.23       1,250,201
  1,700,000   Greendale School District, WI TRPN (d)                            09/22/06    2.98       1,700,280
  1,680,000   Joint School District #2, Village of Marshall, Towns of
              Cottage Grove, Deerfield, Medina, Sun Prairie & York, WI (d)      09/08/06    3.10       1,680,084
  1,290,000   Marion County District, OH BAN - Series 2006 (d)                  05/03/07    3.75       1,297,017
  1,800,000   Mount Horeb, WI Area School District TRAN (d)                     10/30/06    3.15       1,800,429
  1,200,000   Mount Vernon, OH BAN (d)                                          03/22/07    3.58       1,202,735
  2,690,000   Muskingum County, OH (Bartlett Run) BAN (d)                       07/17/07    3.90       2,704,873
  2,250,000   New Richmond, WI School District (d)                              09/29/06    3.14       2,250,177
  3,500,000   North St. Paul Maplewood Oakdale, MN
              Independent School District #622 (d)                              08/13/07    3.85       3,522,492
  4,900,000   Prior Lake Savage Area Schools, MN
              Independent School District #719 (d)                              08/13/07    3.85       4,931,488
  1,300,000   Shorewood, WI School District TRAN (d)                            10/20/06    3.05       1,300,136
  2,000,000   Sturgeon Bay, WI School District TRAN (d)                         10/25/06    3.15       2,000,224
  1,020,000   Tomahawk, WI School District TRAN (d)                             10/19/06    3.25       1,020,192
  1,750,000   Waukesha, WI BAN                                                  07/02/07    3.70       1,757,937    MIG-1
  4,000,000   Waunakee, WI Community Scool District TRAN (d)                    10/10/06    3.00       4,000,370
-----------                                                                                          -----------
 58,085,000   Total Tax Exempt General Obligation Notes & Bonds                                       58,216,115
-----------                                                                                          -----------

Variable Rate Demand Instruments (e) (72.99%)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,115,000   ABN Amro Munitops Certificates Trust (Alaska Non-AMT)
              Single Asset - Series 2006-9 (State of Alaska International
              Airports System RRB - Series 2006 B,D)
              Insured by MBIA Insurance Corp.                                   10/01/14    3.69%    $ 3,115,000     Aaa      AAA
  5,000,000   ABN Amro Munitops Certificates Trust (Arizona Non-AMT)
              Single Asset - Series 2005-54
              Insured by FGIC                                                   07/01/13    3.68       5,000,000     P-1      A1+
  3,000,000   ABN Amro Munitops Certificates Trust (Colorado Non-AMT)
              Single Asset - Series 2005-14
              Insured by FGIC                                                   06/01/13    3.68       3,000,000     P-1      A1+
  5,475,000   ABN Amro Munitops Certificates Trust (Texas Non-AMT)
              Single Asset - Series 2005-47 (Edinburgh Consolidated Independent
              School District (Hidalgo County, TX) - Series 2005) (d)
              Guaranteed by Texas PSF                                           02/15/13    3.69       5,475,000
  1,500,000   ABN Amro Munitops Certificates Trust (Florida Non-AMT),
              Series 2006-50
              Insured by MBIA Insurance Corp.                                   09/01/14    3.68       1,500,000    VMIG-1
  6,995,000   ABN Amro Munitops Certificates Trust, VA Single Asset -
              Series 2005-48 (Rector and Visitors of the University of Virginia
              General Revenue Pledge Bonds - Series 2005)                       06/01/13    3.67       6,995,000    VMIG-1
  1,000,000   Bradford County, FL Health Facilities Authority
              (Shands Teaching Hospital & Clinics Inc.) - Series 1996B
              Insured by MBIA Insurance Corp.                                   12/01/26    3.53       1,000,000    VMIG-1     A1
  1,900,000   Burke County, GA Development Authority PCRB
              (Oglethorpe Power Vogtle Project) - Series 1994A
              Insured by FGIC                                                   01/01/19    3.66       1,900,000    VMIG-1    A1+
 11,850,000   City of Fultondale, AL GO Warrants - Series 2005B
              LOC Allied Irish Bank                                             11/01/33    3.67      11,850,000               A1
  1,255,000   City of Lima, OH Health Care Facilities RB
              (Allen County Health Partners) - Series 2005
              LOC Huntington National Bank                                      11/01/25    3.66       1,255,000     P-1
  3,000,000   City of Wilmington, DE (Delaware Art Museum, Inc. Project) RB
              - Series 2003
              LOC Allied Irish Bank                                             10/01/37    3.68       3,000,000    VMIG-1
  3,000,000   Cohasset, MN RB (Minnesota Power & Light Co. Project)
              - Series 1997A
              LOC LaSalle Bank, N.A.                                            06/01/20    3.66       3,000,000              A1+
    400,000   Collier County, FL Health Facilities Authority HRB (Cleveland
              Clinic Health System Obligated Group) - Series 2003C-1
              LOC JPMorgan Chase Bank, N.A.                                     01/01/35    3.68         400,000    VMIG-1    A1+
  4,000,000   Collier County, FL IDA Health Care Facilities RB
              (NCH Health Care Systems, Inc.) - Series 2002
              LOC Fifth Third Bank                                              11/01/22    3.64       4,000,000              A1+
  2,000,000   Colorado Health Facilities Authority (Catholic Health Initiatives)
              - Series 2004B-4                                                  03/01/23    3.65       2,000,000    VMIG-1    A1+
  8,000,000   Cook County, IL Capital Improvement GO Bonds - Series 2004 E      11/01/33    3.70       8,000,000    VMIG-1    A1+
  2,000,000   County of Henry, OH Improvement RB
              (Henry County Hospital, Inc.) - Series 2006
              LOC Key Bank, N.A.                                                03/01/31    3.71       2,000,000     P-1       A1
  7,000,000   Cuyahoga County, OH HRB (The Metrohealth System Project)
              - Series 2003
              LOC Key Bank, N.A.                                                03/01/33    3.67       7,000,000    VMIG-1
  1,400,000   Dade County, FL RB (Water and Sewer System) - Series 1994
              Insured by FGIC                                                   10/05/22    3.62       1,400,000    VMIG-1    A1+
  5,000,000   Detroit, MI Sewage Disposal System Refunding RB - Series 1998A
              Insured by MBIA Insurance Corp.                                   07/01/23    3.65       5,000,000    VMIG-1    A1+
  2,315,000   Eagle Tax-Exempt Trust, J Series Class A COPs
              Related to State of Florida Full Faith and Credit,
              State Board of Education Capital Outlay Bonds, 2003 Series B      06/01/33    3.69       2,315,000              A1+
    100,000   Fairfax County, VA Obligation RB (Fairfax Hospital System, Inc.)
              - Series 1988A-D                                                  10/01/25    3.61         100,000    VMIG-1    A1+
  1,400,000   Floaters-TRS Series FR -M6J (Commonwealth of Massachusetts
              GO Bonds Consolidated Loan of 2002 Series C)
              Insured by FSA                                                    11/01/11    3.70       1,400,000    VMIG-1
  1,300,000   Floaters-TRS Series 2002 L48J (Brockton, MA Housing
              Development Corp. MHRB - Series 1992A (Douglas House Project)
              Collateralized by Federal National Mortgage Association           09/01/24    3.65       1,300,000              A1+
  2,000,000   Florida Gulf Coast University Financing Corp. - Series 2003
              LOC Wachovia Bank, N.A.                                           12/01/33    3.70       2,000,000    VMIG-1
  2,660,000   Florida Housing Finance Corporation, Multifamily Mortgage RB
              (Heather Glenn Apartments Project) - Series 2003H
              Guaranteed by Federal National Mortgage Association               06/15/36    3.67       2,660,000    VMIG-1
  1,925,000   Franklin County, OH RB
              (The Villas at Saint Therese Project) - Series 1997F
              LOC Fifth Third Bank                                              10/01/22    3.71       1,925,000    VMIG-1    A1+
  1,000,000   Greensboro, NC Public Improvement - Series 1994B                  04/01/14    3.66       1,000,000    VMIG-1     A1
  7,000,000   Illinois Development Finance Authority
              (North Park University Project)  - Series 2005
              LOC JPMorgan Chase Bank, N.A.                                     07/01/35    3.68       7,000,000              A1+
  3,400,000   Illinois Development Finance Authority RB
              (Glenwood School For Boys) - Series 1998
              LOC Harris Trust & Savings Bank                                   02/01/33    3.72       3,400,000              A1+
  4,215,000   Indiana Development Finance Authority, Educational Facilities RB
              (Sycamore Schools, Inc. Project) - Series 2004
              LOC Key Bank, N.A.                                                08/01/24    3.69       4,215,000    VMIG-1     A1
  3,000,000   Jackson County, MI EDC (Thrifty Leoni)
              LOC Fifth Third Bank                                              12/01/14    3.65       3,000,000    VMIG-1    A1+
  3,000,000   Jefferson County, AL  Public Park & Recreation Board
              (YMCA Project) - Series 2005
              LOC Amsouth Bank                                                  10/01/25    3.71       3,000,000    VMIG-1
  1,500,000   Jefferson County, KY
              (Seven Counties Services Inc. Project) - Series 1999A
              LOC Fifth Third Bank                                              01/01/19    3.70       1,500,000     P-1      A1+
  2,500,000   Lakeview School District, MI 2002 School Building
              & Site Bonds GO Unlimited Tax - Series B                          05/01/32    3.65       2,500,000              A1+
  2,500,000   Latrobe, PA IDA RB (Diocese of Greensburg) - Series 2003
              LOC Allied Irish Bank                                             06/01/33    3.67       2,500,000    VMIG-1
  3,000,000   Lexington-Fayette, KY (Roman Catholic Diocese
              of Lexington) - Series 2005A
              LOC Fifth Third Bank                                              10/01/32    3.66       3,000,000    VMIG-1    A1+
  1,740,000   Lowell Area Schools, MI School Building & Site Bonds
              GO Unlimited Tax - Series 2004 (d)                                05/01/29    3.66       1,740,000
  4,800,000   Lubbock, TX Educational Facilities Authority
              (Lubbock Christian University)
              LOC Allied Irish Bank                                             05/01/29    3.71       4,800,000    VMIG-1
  5,000,000   Marion County, FL Hospital District
              (Monroe Regional Health Systems) - Series 2000
              LOC Amsouth Bank                                                  10/01/30    3.66       5,000,000    VMIG-1
  1,500,000   Marion County, FL IDA
              (Chambrel at Pinecastle Project) - Series 2002
              Guaranteed by Federal National Mortgage Association               11/15/32    3.65       1,500,000               A1
  5,000,000   Metropolitan Transportation Authority, NY
              Transportation RB - Series 2005E2
              LOC Fortis Bank S.A./N.V.                                         11/01/35    3.62       5,000,000    VMIG-1    A1+
  3,150,000   Montgomery County, MD EDC RB
              (Brooke Grove Foundations, Inc. Facilities) - Series 1995
              LOC Manufacturers and Traders Trust Company                       01/01/16    3.61       3,150,000               A1
  3,010,000   New Britain, CT GO - Series 2000B
              Insured by AMBAC Assurance Corporation                            04/01/20    3.65       3,010,000              A1+
  3,000,000   New Jersey Health Care Financing Authority RB
              (Capital Asset Finance Program) - Series 1985B
              LOC JPMorgan Chase Bank, N.A.                                     07/01/35    3.56       3,000,000    VMIG-1
  3,000,000   New Jersey State COPs (Office of Public Finance) - Series 2004L26
              Insured by AMBAC Assurance Corporation                            06/15/16    3.65       3,000,000    VMIG-1
  4,500,000   New Ulm, MN Hospital Refunfing RB
              (The Health Central Systems Project) - Series 1985
              LOC Wells Fargo Bank, N.A                                         08/01/14    3.60       4,500,000              A1+
  5,000,000   North Carolina Educational Facilities Finance Agency
              (Duke University Project) - Series 1991B                          12/01/21    3.62       5,000,000    VMIG-1    A1+
  2,895,000   Oregon State Department of Administrative Services
              COPs  - Series 2005B (ROCs II-R Trust Series 7017)
              Insured by FGIC                                                   11/01/23    3.68       2,895,000    VMIG-1
  2,000,000   Orlando & Orange County, FL Expressway Authority RB
              -Series 2003 C-1
              Insured by FSA                                                    07/01/25    3.62       2,000,000    VMIG-1    A1+
  3,200,000   Palm Beach County, FL (Palm Beach County School Board)
              Insured by AMBAC Assurance Corporation                            08/01/29    3.62       3,200,000    VMIG-1    A1+
  3,900,000   Philadelphia, PA Authority IDRB
              (Girard Estate Aramark Tower Acquisition Project) - Series 2002
              LOC JPMorgan Chase Bank, N.A.                                     06/01/32    3.65       3,900,000              A1+
  7,350,000   Phoenix, AZ IDA MHRB
              (Bell Square Apartments Project) - Series 1995
              LOC Bank of America, N.A.                                         06/01/25    3.70       7,350,000              A1+
  1,925,000   Pinellas County, FL Health Facility Authority RB
              (St. Mark's Village Project) - Series 1987
              LOC Bank of America, N.A.                                         03/01/17    3.68       1,925,000              A1+
  3,000,000   Port Orange, FL RB (Palmer College) - Series 2002
              LOC LaSalle National Bank                                         10/01/32    3.66       3,000,000              A1+
  3,365,000   PUTTERs Series 1104 Custodial Reciepts Series 2005-7 (New Jersey
              EDA School Facilities Construction Bonds) 2005 Series O
              LOC JPMorgan Chase Bank, N.A.                                     03/01/13    3.68       3,365,000    VMIG-1
  2,355,000   PUTTERs - Series 1167 (Pennsylvania Turnpike Commission -
              Series 2005A)
              Insured by FSA                                                    01/15/23    3.68       2,355,000    VMIG-1
    950,000   Richmond, VA Capital Regional Airport Commission
              (Richmond International Airport) - Series 1995B
              Insured by AMBAC Assurance Corporation                            07/01/25    3.63         950,000    VMIG-1    A1+
  2,715,000   Salina, KS (Salina Central Mall Ltd. Dillards Project)
              - Series 1984
              LOC Bank of America, N.A.                                         12/01/14    3.83       2,715,000    VMIG-1    A1+
  7,500,000   Savannah, GA EDA RB (Savannah Country Day School) - Series 2004
              LOC Suntrust Bank                                                 09/01/29    3.64       7,500,000    VMIG-1
  2,000,000   Shelby County, TN
              Health Educational & Housing Facilities Board Revenue
              (Americare Health Properties Project) - Series 2005
              LOC Fifth Third Bank                                              12/01/30    3.66       2,000,000     P-1      A1+
  2,995,000   Snohomish County, WA Public Utility District # 1
              Electric System Revenue Refunding Bonds - Series 2005
              (ROCs II-R Trust Series 6055)
              Insured by FSA                                                    12/01/22    3.68       2,995,000    VMIG-1
  5,000,000   South Carolina Jobs EDA RB
              (Anderson Area YMCA, Inc.) - Series 1999
              LOC Branch Bank & Trust                                           11/01/24    3.68       5,000,000     P-1      A1+
  1,470,000   St. Cloud, MN (Kelly Inn Project)
              LOC U.S. Bank                                                     04/01/13    3.80       1,470,000     P-1      A1+
    500,000   Suffolk, VA Redevelopment and Housing Authority
              (Oak Spring Apartments LLC) - Series 1999
              Guaranteed by Federal Home Loan Mortgage Corporation              12/01/19    3.67         500,000    VMIG-1
  1,000,000   Tampa, FL Health Care Facilities RB
              (Lifelink Foundation Inc. Project) - Series 1997
              LOC Suntrust Bank                                                 08/01/22    3.64       1,000,000    VMIG-1    A1+
  2,520,000   TICs/TOCs Munimae Trust - Series 2002-1M
              (National Non-AMT) TOCs
              Insured by MBIA Insurance Corp.                                   10/01/40    3.70       2,520,000              A1+
  2,500,000   TOCs (TICs/TOCs Trust Series 2001-2) Commonwealth
              of Puerto Rico Public Improvement Bonds of 2001 - Series A
              Insured by FSA                                                    07/01/27    3.65       2,500,000              A1+
  1,575,000   Tulsa, OK IDA (Indian Health Care Resources Center of Tulsa)
              LOC JPMorgan Chase Bank, N.A.                                     06/01/14    3.83       1,575,000    VMIG-1    A1+
  5,000,000   University of Pittsburgh of the Commonwealth System of
              Higher Education (University Capital Project) - Series 2002-A     09/15/12    3.64       5,000,000    VMIG-1    A1+
  4,100,000   University of Southern Indiana (Student Fee) - Series G
              LOC JPMorgan Chase Bank, N.A.                                     10/01/19    3.72       4,100,000    VMIG-1     A1
  9,900,000   Utah State Building Ownership Authority Lease RB - Series 2001-C
              LOC Landesbank Hessen - Thuringen Girozentrale                    05/15/22    3.67       9,900,000    VMIG-1    A1+
  1,470,000   Village of Channahon, IL RB (Morris Hospital) - Series 2003B
              LOC US Bank, N.A.                                                 12/01/32    3.68       1,470,000              A1+
    925,000   Virginia College Building Authority
              (University of Richmond Project) - Series 1996                    11/01/26    3.66         925,000    VMIG-1
  1,700,000   Washington County, PA  Authority Lease RB
              LOC Wachovia Bank, N.A.                                           12/15/18    3.66       1,700,000    VMIG-1
  1,400,000   Washington State Public Power Supply System
              (Nuclear Project #1) - Series 1993 1A-1
              LOC Bank of America, N.A.                                         07/01/17    3.65       1,400,000    VMIG-1    A1+
  3,000,000   Woodhaven Brownstown School District, MI
              (School Building & Site Bonds) - Series 2004B                     05/01/34    3.64       3,000,000              A1+
-----------                                                                                         ------------
247,615,000   Total Variable Rate Demand Instruments                                                 247,615,000
-----------                                                                                         ------------

Variable Rate Demand Instruments - Private Placements (e) (4.74%)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,269,000   Anaheim, CA MHRB (West Anaheim Royale Project) - Series 1985C
              LOC Union Bank of California                                      12/01/15    4.95%   $  3,269,000     P-1       A1
  2,234,000   Anaheim, CA (West Anaheim Convalescent Home)
              LOC Union Bank of California                                      12/01/15    4.95       2,234,000     P-1       A1
  3,248,000   Culver City, CA RDRB (Culver City Royale Project) - Series 1985
              LOC Union Bank of California                                      12/01/15    4.95       3,248,000     P-1       A1
  1,500,000   Harford County, MD EDRB
              (Harrigan Roller Company, Inc. Project) - Series 1984
              LOC Dresdner Bank, A.G.                                           12/28/14    4.95       1,500,000     P-1       A1
  4,030,000   Howard County, MD RB
              (The Bluffs & Hawthorne Apartment Facility) - Series 1995
              LOC Manufacturers & Traders Trust Company                         12/01/20    3.66       4,030,000     P-1       A1
  1,816,000   West Jordan, UT IDRB
              (The Lynn Partnership Nursing Home Project) - Series 1985
              LOC Bank of America, N.A.                                         07/01/15    5.36       1,816,000     P-1      A1+
-----------                                                                                         ------------
 16,097,000   Total Variable Rate Demand Instruments - Private Placements                             16,097,000
-----------                                                                                         ------------
              Total Investments (101.70%) (cost $345,048,115)                                        345,048,115
              Liabilities in excess of cash and other assets (-1.70%)                                 (5,778,964)
                                                                                                    ------------
              Net Assets (100.00%)                                                                  $339,269,151
                                                                                                    ============
              Net asset value, offering and redemption price per share:
              Class A Shares,         84,412,988 shares outstanding (Note 3)                        $       1.00
                                                                                                    ============
              Class B Shares,        191,691,818 shares outstanding (Note 3)                        $       1.00
                                                                                                    ============
              Thornburg Shares,       17,073,648 shares outstanding (Note 3)                        $       1.00
                                                                                                    ============
              First Southwest Shares, 46,272,277 shares outstanding (Note 3)                        $       1.00
                                                                                                    ============

FOOTNOTES:

     Note 1: Valuation of Securities -
     Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     (a) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited. In addition, certain issuers may have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

     (b) The interest rate shown reflects the security's current coupon, unless yield is available.

     (c)  The maturity  date  indicated  for the put bonds is the next put date.

     (d) Securities that are not rated that the Adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

     (e) Securities payable on demand at par including accrued interest (usually with seven days notice) and unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:
   AMT    =   Alternate Minimum Tax                          LOC    =   Letter of Credit
   BAN    =   Bond Anticipation Note                         MHRB   =   Multi-Family Housing Revenue Bond
   COPs   =   Certificates of Participation                  PCRB   =   Pollution Control Revenue Bond
   EDA    =   Economic Development Authority                 RB     =   Revenue Bond
   EDC    =   Economic Development Corporation               RDRB   =   Residential Development Revenue Bond
   EDRB   =   Economic Development Revenue Bond              RN     =   Revenue Notes
   FGIC   =   Financial Guaranty Insurance Company           ROCs   =   Reset Option Certificates
   FSA    =   Financial Security Assurance                   RRB    =   Resource Recovery Bond
   GO     =   General Obligation                             TICs   =   Trust Inverse Certificates
   HRB    =   Hospital Revenue Bond                          TOCs   =   Tender Option Certificates
   IDA    =   Industrial Development Authority               TRAN   =   Tax and Revenue Anticipation Note
   IDRB   =   Industrial Development Revenue Bond            TRPN   =   Tax and Revenue Promissory Notes


ITEM 2:  CONTROLS AND PROCEDURES


(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.


(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.


ITEM 3:  EXHIBITS


Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Daily Tax Free Income Fund, Inc.


By (Signature and Title)*        /s/Rosanne Holtzer
                                    Rosanne Holtzer, Secretary


Date: September 27, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*        /s/Steven W. Duff
                                    Steven W. Duff, President


Date: September 27, 2006


By (Signature and Title)*        /s/Anthony Pace
                                    Anthony Pace, Treasurer


Date: September 27, 2006


* Print the name and title of each signing officer under his or her signature.